Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Small Cap Value Discovery Fund - Class A | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class A | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class A | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class A | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class A | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class A | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class A | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class A | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class A | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class A | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Class C | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class C | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class C | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class C | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class C | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class C | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class C | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class C | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class C | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class C | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Institutional Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional Class | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional Class | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional Class | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional Class | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Class R | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class R | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class R | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class R | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class R | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class R | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class R | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class R | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class R | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class R | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Discovery Fund - Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Class S | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class S | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class S | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Discovery Fund - Class S | PBF Energy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class S | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class S | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class S | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class S | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Discovery Fund - Class S | Americold Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class S | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Value Discovery Fund - Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Small Cap Value Discovery Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Value Discovery Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Small Cap Value Discovery Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Small Cap Value Discovery Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Value Discovery Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Small Cap Value Discovery Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Discovery Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Value Discovery Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Small Cap Value Discovery Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Small Cap Value Discovery Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Small Cap Value Discovery Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Value Discovery Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%